Income taxes	9 Months Ended
Sep. 30, 2024
Income taxes [Abstract]
Income taxes	Income taxes
For tax reporting purposes, the Company consolidates its entities under GlobalFoundries Inc., a Cayman Islands entity. As a Cayman Islands entity, the Company’s domestic statutory income tax rate is 0.0%. The difference between the Company’s domestic statutory income tax rate and its effective income tax rate reflected in income tax benefit or income tax expense is primarily due to the effect of tax rates and permanent differences in other jurisdictions in which the Company operates.

The effective tax rate for the three months ended September 30, 2024 and 2023 was 8.7% and (2.5)%, respectively. The increase was primarily the result of a U.S. withholding tax reclassification from income tax in the third quarter 2023 and higher income tax expense related to the U.S. corporate alternative minimum tax.

The effective tax rate for the nine months ended September 30, 2024 and 2023 was 9.7% and 5.7%, respectively. The increase was primarily the result of higher income tax expense related to the U.S. corporate alternative minimum tax.